Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

February 19, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds

File No. 811-08495

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 281 (the “Amendment”) to the Registration Statement of Nationwide Mutual Funds (the “Trust” or “Registrant”) on Form N-1A. The Amendment is being filed on behalf of the Nationwide Multi-Cap Portfolio (the “Fund”), a series of the Registrant, in order to: (1) address comments from the staff of the U.S. Securities and Exchange Commission with respect to the Registrant’s Amendment No. 266, which was filed on February 19, 2020, and Amendment No. 275, which was filed on December 21, 2020; and (2) update certain financial information and make other changes as appropriate.

As noted on the facing sheet, the Amendment relates only to the Fund and does not affect the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

Cc:	Allan J. Oster, Esquire

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